Lease Obligations (Narrative) (Details) - USD ($) $ in Millions	Dec. 31, 2020	Dec. 31, 2019	Jan. 01, 2019
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Operating lease right-of-use assets	$ 161.6	$ 158.8
Lease Liability	164.5	160.9
Operating leases not yet commenced	$ 2.1
Lease term, operating leases not yet commenced	6 years
ECS
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Operating lease right-of-use assets		24.0
Lease Liability		21.6
Favorable lease position		$ 2.4
Accounting Standards Update 2018-11
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Operating lease right-of-use assets			$ 135.9
Lease Liability			$ 135.8